THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
    Julie F. Williams, Secretary



                              [LOGO APPEARS HERE]

--------------------------------------------------------------------------------


                    The Cash Management Trust of America(R)

                   The U.S. Treasury Money Fund of AmericaSM

                     The Tax-Exempt Money Fund of AmericaSM

                                   Prospectus




                              DECEMBER 1, 1997

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA
333 South Hope Street
Los Angeles, CA 90071
-----------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                     3       Investment Results                   11
 ................................     ........................................
Financial Highlights         4       Dividends, Distributions and Taxes   13
 ................................     ........................................
Investment Policies and              Fund Organization and Management     14
Risks                        7
 ................................     ........................................
Securities and Investment            Shareholder Services                 17
  Techniques                 8
-----------------------------------------------------------------------------

The investment objective of each fund is to provide investors with a way to earn income on their cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund), while preserving capital and maintaining liquidity.

CASH MANAGEMENT TRUST seeks to achieve its objective by investing in a high-quality portfolio of money market instruments, which may include commercial paper, commercial bank obligations, savings association obligations, corporate bonds and notes, and securities of the U.S. Government, its agencies or instrumentalities.

U.S. TREASURY MONEY FUND seeks to achieve its objective by investing in a portfolio consisting entirely of U.S. Treasury securities. These securities are guaranteed by the direct "full faith and credit" pledge of the United States Government and therefore are of the highest credit quality.

TAX-EXEMPT MONEY FUND seeks to achieve its objective by investing in a high-quality portfolio of municipal securities.

This prospectus presents information you should know before investing in the funds. You should keep it on file for future reference.

WHILE THE FUNDS ATTEMPT TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. YOUR INVESTMENT IN THESE FUNDS IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

09/39/49-010-1297

--------------------------------------------------------------------------------
                               MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------
EXPENSES

The effect of the expenses described below is reflected in each fund's share price and return.

Fund operating expenses are paid out of the fund's assets.

SHAREHOLDER TRANSACTION EXPENSES

The funds have no sales charges on purchases or reinvested dividends, deferred sales charges, redemption fees or exchange fees. However, if shares of the funds are exchanged for shares of another fund in The American Funds Group the sales charge applicable to the other fund may apply.

FUND OPERATING EXPENSES (after fee waiver)
(as a percentage of average net assets)

                                             U.S.      TAX-
                                  CASH     TREASURY   EXEMPT
                               MANAGEMENT   MONEY     MONEY
                                 TRUST       FUND      FUND
-----------------------------------------------------------------
Management fees                  0.29%      0.30%     0.35%/1/
 .................................................................
12b-1 expenses                   0.08%/2/   0.09%/2/  0.06%/2/
 .................................................................
Other expenses                   0.20%      0.14%     0.24%
 .................................................................
Total fund operating expenses    0.57%      0.53%     0.65%

1 The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average net assets. Capital Research and Management Company has been voluntarily waiving fees to the extent necessary to ensure that the fund's expenses do not exceed 0.65% of the average net assets. Without such a waiver, management fees (as a percentage of average net assets) would have been 0.44%, and total fund operating expenses would have been 0.74%. Under certain circumstances, as described in the statement of additional information, the fund may be required to repay amounts waived.

2 12b-1 expenses may not exceed 0.15% of the fund's average net assets annually.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:

                                            U.S.    TAX-
                                 CASH    TREASURY EXEMPT
                               MANAGEMENT  MONEY   MONEY
                                 TRUST      FUND    FUND
--------------------------------------------------------------------------------
One year                         $ 6       $ 5     $ 7
 ................................................................................
Three years                      $18       $17     $21
 ................................................................................
Five years                       $32       $30     $36
 ................................................................................
Ten years                        $71       $66     $81

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY.

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

PER-SHARE DATA AND RATIOS

                             CASH MANAGEMENT TRUST

                                              YEAR ENDED SEPTEMBER 30
                                              .......................
                         1997    1996    1995    1994    1993    1992    1991    1990    1989    1988
                  ------------------------------------------------------------------------------------
Net asset value,
beginning of year      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                   .049    .050    .052    .031    .025    .036    .061    .078    .086    .068
 ......................................................................................................
Total income
from investment
operations               .049    .050    .052    .031    .025    .036    .061    .078    .086    .068
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income       (.049)  (.050)  (.052)  (.031)  (.025)  (.036)  (.061)  (.078)  (.086)  (.068)
 ......................................................................................................
Total distributions     (.049)  (.050)  (.052)  (.031)  (.025)  (.036)  (.061)  (.078)  (.086)  (.068)
 ......................................................................................................
Net asset value,
end of year            $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
 ......................................................................................................
Total return            5.03%   5.06%   5.34%   3.10%   2.57%   3.64%   6.26%   8.10%   8.98%   7.00%
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)     $3,527  $3,304  $2,996  $2,738  $1,940  $2,090  $2,134  $2,145  $1,432  $1,107
 ......................................................................................................
Ratio of expenses
to average net assets    .57%    .60%    .60%    .68%    .65%    .63%    .61%    .57%    .54%    .50%
 ......................................................................................................
Ratio of net income
to average net assets   4.93%   4.95%   5.21%   3.14%   2.57%   3.59%   6.12%   7.70%   8.62%   6.79%

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

PER-SHARE DATA AND RATIOS

                            U.S. TREASURY MONEY FUND

                               YEAR ENDED SEPTEMBER 30
                               ........................
                      1997   1996   1995   1994   1993   1992  1991/1/
                     -------------------------------------------------
Net asset value,
beginning of year    $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
----------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                .046   .046   .048   .028   .025   .036    .035
 ......................................................................
Total income
from investment
operations            .046   .046   .048   .028   .025   .036    .035
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from
net investment
income               (.046) (.046) (.048) (.028) (.025) (.036)  (.035)
 ......................................................................
Total distributions  (.046) (.046) (.048) (.028) (.025) (.036)  (.035)
 ......................................................................
Net asset value,
end of year          $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
 ......................................................................
Total return         4.71%  4.66%  4.89%  2.89%  2.49%  3.61%   3.52%/2/

RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)    $279   $256  $231   $199   $140   $106    $ 59
 ......................................................................
Ratio of expenses to
average net assets    .53%   .65%   .67%   .67%   .61%   .68%    .68%/3/
 ......................................................................
Ratio of net income
to average net
assets               4.61%  4.53%  4.79%  2.91%  2.43%  3.51%   4.77%
----------------------------------------------------------------------

1 Represents the initial period of operations from February 1, 1991 to
  September 30, 1991.
2 Based on operations for the period shown and, accordingly, not representative of a full year's operations.
3 Annualized.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
-------------------------------------------------------------------------------

PER-SHARE DATA AND RATIOS

                             TAX-EXEMPT MONEY FUND

                                    YEAR ENDED SEPTEMBER 30
                                    .......................
                        1997   1996   1995   1994   1993   1992   1991  1990/1/
                        --------------------------------------------------------
Net asset value,
beginning of year      $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
---------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                  .029   .029   .031   .020   .019   .029   .045    .049
 ................................................................................
Total income
from investment
operations              .029   .029   .031   .020   .019   .029   .045    .049
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from
net investment
income                 (.029) (.029) (.031) (.020) (.019) (.029) (.045)  (.049)
 ................................................................................
Total distributions    (.029) (.029) (.031) (.020) (.019) (.029) (.045)   (049)
 ................................................................................
Net asset value,
end of year            $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
 ................................................................................
Total return           2.94%  2.91%  3.14%  1.98%  1.90%  2.96%  4.58%   5.04%/2/
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)     $ 160  $ 144   $150  $ 170  $ 121  $ 108  $ 107   $  61
 ................................................................................
Ratio of expenses to
average net assets
-- before fee waiver    .74%   .77%   .75%   .73%   .79%   .77%   .74%    .87%/3/
 ................................................................................
Ratio of expenses to
average net assets
-- after fee waiver     .65%   .65%   .65%   .65%   .65%   .65%   .65%    .65%/3/
 ................................................................................
Ratio of net income
to average net assets  2.94%  2.88%  3.09%  1.99%  1.88%  2.95%  4.43%   5.16%
--------------------------------------------------------------------------------

1 Represents the initial period of operations from October 24, 1989 to
  September 30, 1990.
2 Based on operations for the period shown and, accordingly, not representative of a full year's operations.
3 Annualized.

--------------------------------------------------------------------------------
    MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RISKS
Each fund aims to provide you with a way to earn income on your cash reserves (free from federal income tax in the case of Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

The investment objective of each fund is to provide investors with a way to earn income on their cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund), while preserving capital and maintaining liquidity. Each fund invests only in securities determined, in accordance with procedures established by its board of trustees, to present minimal credit risks. It is the current policy of Cash Management Trust and Tax-Exempt Money Fund to invest only in instruments rated in the highest short-term rating categories by Moody's Investors Service, Inc. and Standard & Poor's Corporation (for example, commercial paper rated "Prime-1" and "A-1" by Moody's and S&P, respectively or, in the case of Tax-Exempt Money Fund, in instruments that do not have short-term ratings by Moody's or S&P but are determined to be of comparable quality in accordance with procedures established by the boards) or that are issued, guaranteed or insured by the U.S. or Canadian governments, their agencies or instrumentalities as to the payment of principal and interest. MORE INFORMATION ON EACH FUND'S INVESTMENT POLICIES IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION.

CASH MANAGEMENT TRUST

The fund seeks to achieve its objective by investing in a high quality portfolio of money market instruments, which may include commercial paper, commercial bank obligations, savings association obligations, corporate bonds and notes, and securities of the U.S. or Canadian governments, their agencies or instrumentalities. The fund may also enter into repurchase agreements. See "Securities and Investment Techniques" below.

U.S. TREASURY MONEY FUND

The fund seeks to achieve its objective by investing in a portfolio consisting entirely of U.S. Treasury securities. These securities are guaranteed by the direct "full faith and credit" pledge of the United States Government and therefore are of the highest credit quality. Since the fund invests solely in U.S. Treasury securities, its dividends are generally exempt from most state and local taxes; however, dividends are not exempt from federal income taxes. See "Dividends, Distributions and Taxes" below.

TAX-EXEMPT MONEY FUND

The fund seeks to achieve its objective by investing in a high-quality portfolio of municipal securities. Dividends paid by the fund are subject to most state and

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

local taxes. See "Securities and Investment Techniques" below. The fund generally invests substantially all of its assets in securities the interest on which is exempt from federal income taxes. However, the fund may invest in taxable short-term securities to take advantage of unusual investment opportunities. The fund may also invest up to 20% of its assets in certain municipal securities, the interest on which would constitute an item of tax preference subject to federal alternative minimum tax on corporations and individuals. See "Dividends, Distributions and Taxes" below. When abnormal market conditions require a temporary defensive position, the fund may invest substantially all its assets in taxable short-term securities. In any event, as a matter of fundamental policy, the fund will under normal market conditions invest at least 80% of its total assets in securities the interest on which is exempt from federal income taxes (and is not subject to federal alternative minimum tax).

Each fund's fundamental investment restrictions (described in the statement of additional information) and objective may not be changed without shareholder approval. All other investment practices may be changed by each fund's board.

EACH FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE DUE TO MARKET CONDITIONS AND OTHER FACTORS. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

MONEY MARKET INSTRUMENTS

The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. Government securities). For Cash Management Trust they include:
(1) commercial paper (notes issued by corporations or governmental bodies), (2) commercial bank obligations such as certificates of deposit, bank notes, and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations, (4) securities of the U.S. Government, its agencies or instrumentalities, and (5) corporate bonds and notes. Cash Management Trust may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the U.S. they may involve additional risks and

--------------------------------------------------------------------------------
   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

considerations. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

U.S. Treasury Money Fund may invest in instruments that include U.S. Treasury bills, notes, and bonds. Tax-Exempt Money Fund invests in money market instruments that are issued by states, territories, or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipalities") to obtain funds for various public purposes. Tax-Exempt Money Fund may purchase various types of municipal securities including tax, bond, revenue, and grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial development bonds. In addition, Tax-Exempt Money Fund may invest in municipal securities that are supported by credit and liquidity enhancements, which include letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of these institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments.

REPURCHASE AGREEMENTS

Cash Management Trust may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. The fund only enters into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

VARIABLE AND FLOATING RATE OBLIGATIONS

The funds may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals or whenever interest rates change. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

FORWARD COMMITMENTS

The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the securities beginning on the date of the agreement. When the funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

"PUT" SECURITIES

Cash Management Trust and Tax-Exempt Money Fund may purchase securities that provide for the right to resell them to the issuer, a bank, or a broker-dealer typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks, or broker-dealers that are determined by Capital Research and Management Company to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the funds might be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.

MATURITY

Each fund determines net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. These rules require, among other things, that each fund limit its investments to securities that will mature no more than 13 months (25 months in the case of securities of the U.S. Government, its agencies or instrumentalities) from the date of purchase, and that the dollar-weighted average portfolio maturity of its investments be 90 days or less. For this purpose, certain variable and floating rate obligations and "put" securities which may

--------------------------------------------------------------------------------
   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. Government securities) will be deemed to have remaining maturities equal to the period remaining until the next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. Cash Management Trust, U.S. Treasury Money Fund and Tax-Exempt Money Fund currently intend to maintain dollar-weighted average portfolio maturities of approximately 35 days or less, 90 days or less and 60 days or less, respectively.

--------------------------------------------------------------------------------
INVESTMENT RESULTS

The funds may compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return and/or yield (or effective yield) basis. Both yield figures are based on historical earnings and are not intended to indicate future performance. Tax-equivalent yields may be calculated for Tax-Exempt Money Fund. Total returns assume the reinvestment of all dividends and any capital gain distributions.

  TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

  YIELD is computed, according to a formula mandated by the Securities and Exchange Commission, by taking the average dividends paid by the fund over a seven-day period. This income is then "annualized" and shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. For current yield information, phone 800/421-8068.

                               INVESTMENT RESULTS
                     (FOR PERIODS ENDED SEPTEMBER 30, 1997)

                        CASH
AVERAGE ANNUAL       MANAGEMENT U.S. TREASURY TAX-EXEMPT
TOTAL RETURNS:         TRUST     MONEY FUND   MONEY FUND
-----------------------------------------------------------
One year               5.03%        4.71%       2.95%
 ...........................................................
Five years             4.22%        3.92%       2.57%
 ...........................................................
Ten years              5.49%         --          --
 ...........................................................
Lifetime               7.61%        4.02%/1/    3.20%/2/
-----------------------------------------------------------
7-day Yield/3/:        5.07%        4.45%       3.11%
Effective Yield/3/:    5.20%        4.55%       3.16%

 1 The fund began investment operations February 1, 1991.
 2 The fund began investment operations October 24, 1989.
 3 These fund results were calculated according to a required standard formula.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

                             CASH MANAGEMENT TRUST
                -------------------------------------------------
Here are the fund's annual total returns which are being supplied on a calendar year basis.

[begin bar chart]
1987  6.42
1988  7.30
1989  9.05
1990  7.89
1991  5.51
1992  3.14
1993  2.54
1994  3.66
1995  5.50
1996  4.93
[end bar chart]

                -------------------------------------------------



                            U.S. TREASURY MONEY FUND

                -------------------------------------------------
Here are the fund's annual total returns which are being supplied on a calendar year basis.


                -------------------------------------------------
[begin bar chart]
1992  3.05
1993  2.48
1994  3.36
1995  5.03
1996  4.59
[end bar chart]
                                       12

--------------------------------------------------------------------------------
     MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------


                             TAX-EXEMPT MONEY FUND
                -------------------------------------------------
Here are the fund's annual total returns which are being supplied on a calendar year basis.

[begin bar chart]
1990  5.40
1991  4.17
1992  2.51
1993  1.83
1994  2.23
1995  3.21
1996  2.85
[end bar chart]

                -------------------------------------------------


Past results are not an indication of future results.
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

FEDERAL TAXES
In any fiscal year in which a fund qualifies as a regulated investment company and distributes to shareholders all net investment income and net capital gains, the fund itself is relieved of federal income tax.

--------------------------------------------------------------------------------
   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

The tax treatment of dividends and any capital gains is the same whether they are reinvested or received in cash. Dividends distributed by Cash Management Trust and U.S. Treasury Money Fund are taxable for federal income tax purposes (unless you are exempt from taxation or entitled to deferral). Dividends distributed by U.S. Treasury Money Fund will be taxable for federal income tax purposes but will be tax-exempt for purposes of most states' personal income tax. Dividends distributed by Tax-Exempt Money Fund generally will be exempt from federal income tax but generally will be subject to state income tax. This favorable tax treatment may not apply to Tax-Exempt Money Fund shareholders who are "substantial users" (or "related persons") of facilities financed by securities held by Tax-Exempt Money Fund. None of the funds generally realizes or distributes capital gains; however, if they do, they will be subject to federal and state income tax. Early each calendar year, you will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. You are required by the Internal Revenue Code to report dividends to the federal government even if they are tax-exempt.

YOU MUST PROVIDE EACH FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE EACH FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the funds. Please see the statement of additional information and your tax adviser for further information.

--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

Each fund is an open-end, diversified management investment company and was organized as a Massachusetts business trust (Cash Management Trust in 1976, Tax-Exempt Money Fund in 1989 and U.S. Treasury Money Fund in 1990). Each fund's operations are supervised by its board of trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the boards who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the funds as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan

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   MONEY MARKET FUNDS / PROSPECTUS
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in effect for each fund. The funds do not hold annual meetings of shareholders.
However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of its shares, the applicable fund will hold a meeting at which any member of the board could be removed by a majority vote. Since the funds use a combined prospectus, each fund may be liable for misstatements, inaccuracies, or incomplete disclosure concerning any other fund contained in this prospectus.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to these funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071.

Capital Research and Management Company manages the investment portfolio and business affairs of the funds and receives an annual fee from each fund that may not exceed:

 Cash Management Trust:    0.32% of the fund's average net assets;
 U.S. Treasury Money Fund: 0.30% of the fund's average net assets;
 Tax-Exempt Money Fund:    0.44% of the fund's average net assets

and declines at certain asset levels for each fund. These management fee schedules do not reflect voluntary fee waivers that may be made by Capital Research and Management Company from time to time or fee waivers that may be made under a fund's Investment Advisory and Service Agreement with Capital Research and Management Company. The total management fees paid by the funds, as a percentage of average net assets for the previous fiscal year, are listed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into each fund's code of ethics.

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  MONEY MARKET FUNDS / PROSPECTUS
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PLAN OF DISTRIBUTION

Each fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board. The 12b-1 fees paid by each fund, as a percentage of average net assets for the previous fiscal year, are discussed above under "Expenses." Since these fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying other types of sales loads.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for each fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS


      [MAP OF AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS APPEARS HERE]

WESTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax:  714/671-7080

WESTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax:  210/530-4050

EASTERN CENTRAL SERVICE CENTER
American Funds Service Company
p.o. Box 6007
Indianapolis, Indiana
46206-6007
Fax:  317/735-6620

EASTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax:  804/670-4773

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   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES

Each fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.

--------------------------------------------------------------------------------

PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the funds' shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, computer, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes exchange purchase orders that may place an unfair burden on other shareholders due to their frequency.

Various purchase options are available as described below, subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

  Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

  Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the funds (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

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  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

  Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

  Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group, generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R), or computer using American FundsLine OnLineSM (see below), or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

  Retirement Plans

  You may invest in Cash Management Trust and U.S. Treasury Money Fund through various retirement plans. Tax-Exempt Money Fund is not available for investment by retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

Each fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. Each fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the funds' current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------
To establish an account                                        $2,500
  For a retirement plan account                                $1,000
  For a retirement plan account through payroll deduction      $   25
To add to an account                                           $   50
  For a retirement plan account                                $   25

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   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------


SALES CHARGES

The money market funds have no sales charges on purchases of fund shares. However, if shares of any money market fund are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

ADDITIONAL DEALER COMPENSATION

Up to 0.15% of average net assets is paid annually to qualified dealers for providing certain services pursuant to each fund's Plan of Distribution. American Funds Distributors currently provides additional compensation to the top 100 dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

  Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

  Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

--------------------------------------------------------------------------------
  MONEY MARKET FUNDS / PROSPECTUS

  Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

  Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which at your request, may include purchases made during the previous
  90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

--------------------------------------------------------------------------------

SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) or American FundsLine OnLineSM (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R), by computer using American FundsLine OnLineSM (see below), or by fax. Sales by telephone, computer or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days.

Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

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   MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

The funds may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association, or credit union that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

In the case of the money market funds, you may establish (use the account application) telephone redemption privileges (which will enable you to have redemption proceeds sent to your bank account) and/or check writing privileges. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINESM

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLineSM. To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com.

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  MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

TELEPHONE AND COMPUTER PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone or computer (including American FundsLine(R) or American FundsLine OnLineSM) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

NOTES

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        FOR SHAREHOLDER SERVICES               FOR DEALER SERVICES
        American Funds                         American Funds
        Service Company                        Distributors
        800/421-0180 ext. 1                    800/421-9900 ext. 11

                          FOR 24-HOUR INFORMATION
              American                         American Funds
              FundsLine(R)                     Internet Web site
              800/325-3590                     http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for
 verification, recordkeeping and quality assurance purposes.
------------------------------------------------------------------------------

 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. In
 the event of any inconsistency or ambiguity as to the
 meaning of any word or phrase in a translation, the English text will prevail.
------------------------------------------------------------------------------

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of each fund, including each fund's financial statements.

 A current SAI has been filed with the Securities and Exchange Commission ("SEC"). It is incorporated by reference into this prospectus and is available along with other related materials on the SEC's Internet Web site at http://www.sec.gov.

 CODE OF ETHICS

 Includes a description of the funds' personal investing policy.

 To request a free copy of any of the documents above:

 Call American Funds   or        Write to the Secretary
 Service Company                 of the fund
 800/421-0180 ext. 1             333 South Hope Street
                                 Los Angeles, CA 90071
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This prospectus has been printed on recycled paper.

                         [RECYCLING LOGO APPEARS HERE]

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